Subsequent Events (Q1)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events
Note 13 — Subsequent Events

The Proposed Merger with AFE

On October 10, 2019, we, SES Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of us (“Merger Subsidiary”), and AFE, entered into the Merger Agreement pursuant to which, among other things, Merger Subsidiary will, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, merge with and into AFE (the “Merger”), the separate corporate existence of Merger Subsidiary shall cease and AFE shall be the successor or surviving corporation of the Merger and a wholly owned subsidiary of us.  The Merger is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.  Upon the consummation of the Merger, it is contemplated that we will also change our name.

Upon consummation of the Merger, and subject to the terms and conditions of the Merger Agreement, holders of AFE ordinary shares will receive, in exchange for such ordinary shares, 3,875,000 shares of our common stock.  All outstanding stock options and restricted stock will remain outstanding post-Merger on the same terms and conditions as currently applicable to such awards, provided that outstanding awards for departing directors shall be amended to extend exercisability for the term of the award.

The respective boards of directors of the Company, Merger Subsidiary and AFE have determined that the Merger Agreement and the transactions contemplated by the Merger Agreement are fair to, advisable and in the best interests of their respective stockholders and have approved the Merger and the Merger Agreement.  The transactions contemplated by the Merger Agreement are subject to the approval of the Company’s and AFE’s respective shareholders at shareholders’ meetings to be called and held by the Company and AFE, respectively, and other closing conditions, including, among other things, the filing and effectiveness of a registration statement on Form S-4 with the Securities and Exchange Commission (the “SEC”), and the consummation of the transactions contemplated by the Share Exchange Agreements and the Purchase Agreements.

The Merger Agreement contains representations and warranties by the Company and Merger Subsidiary, on the one hand, and by AFE, on the other hand, made solely for the benefit of the other.  The assertions embodied in those representations and warranties are qualified by information in confidential disclosure schedules that the parties have exchanged in connection with signing the Merger Agreement.  The disclosure schedules contain information that modifies, qualifies and creates exceptions to the representations and warranties set forth in the Merger Agreement.  Moreover, certain representations and warranties in the Merger Agreement were made as of a specified date, may be subject to a contractual standard of materiality different from what might be viewed as material to shareholders, or may have been used for the purpose of allocating risk between the Company and Merger Subsidiary, on the one hand, and AFE, on the other hand.  Accordingly, the representations and warranties and other disclosures in the Merger Agreement should not be relied on by any persons as characterizations of the actual state of facts about the Company, Merger Subsidiary or AFE at the time they were made or otherwise.

The Merger Agreement contains certain termination rights for both the Company and AFE, including, among other things, if the Merger is not consummated on or before April 15, 2020.

In connection with the entry into the Merger Agreement, the Company entered into Share Exchange Agreements (each, a “Share Exchange Agreement”) with certain of the shareholders of BFR, whereby such shareholders will exchange their shares of BFR for shares of the common stock at a ratio of 10 BFR shares for one share of common stock.  As a result of these exchanges, the Company would own 25% of the outstanding shares of BFR.  The closing of the exchange is subject to certain conditions specified in the Share Exchange Agreements, including, without limitation, the consummation of the transactions contemplated by the Merger Agreement.  In addition, the Company is making an offer to the remaining shareholders of BFR such that the Company would acquire 100% of the shares if the offers are all accepted.

In connection with the entry into the Merger Agreement, the Company entered into New Purchase Agreements with each of the Purchasers of the Debentures, whereby each of the Purchasers agreed to exchange their Debentures and Debenture Warrants for New Debentures and New Debenture Warrants, and certain of the Purchasers agreed to provide $2,000,000 of Interim Financing.

As compensation for its services, the Company paid to the Placement Agent: (i) a cash fee of $140,000 (representing an aggregate fee equal to 7% of the face amount of the Merger Debentures); and (ii) New Placement Agent Warrants.  We have also agreed to reimburse certain expenses of the Placement Agent.

The New Debenture Warrants and the New Placement Agent Warrants are exercisable into shares of common stock at any time from and after the closing date at an exercise price of $6.00 per common share (subject to adjustment).  The New Debenture Warrants and the New Placement Agent Warrants will terminate five years after they become exercisable. The New Debenture Warrants and the New Placement Agent Warrant contain provisions providing for the adjustment of the purchase price and number of shares into which the securities are exercisable.

The New Debentures and the New Debenture Warrants have substantially similar terms to the Debentures and Debenture Warrants, including as to maturity and security, except that the New Debentures, among other differences, (i) provide for the payment to certain Purchasers, at their election, of interest payments in shares of the common stock or in kind, and (ii) provide for certain optional conversion features.  The New Debenture Warrants change the exercise price to $6.00 per share and makes certain other modifications to the Debenture Warrants.  The New Debentures and New Debenture Warrants will be issued at the closing of the transactions contemplated by the Merger Agreement.

Pursuant to the New Purchase Agreements, each of the Purchasers (i) waived the events of default resulting from the failure by the Company to timely file its Annual Report on Form 10-K for the fiscal year ended June 30, 2018, its Annual Report on Form 10-K for the fiscal year ended June 30, 2019 and for this Quarterly Report, (ii) waived the event of default resulting from the failure by the Company to make interest payments due on July 1, 2019, October 1, 2019 and January 1, 2020, and (iii) consented to the consummation of the Merger and the issuance of the Merger Debentures and the Merger Warrants, notwithstanding any limitations in the Debentures to the contrary.

As mentioned above, pursuant to the New Purchase Agreements, the Company also issued Merger Debentures to certain accredited investors, along with Series A Merger Warrants and half of which were Series B Merger Warrants and, together with the Series A Merger Warrants, the Merger Warrants, as part of the Interim Financing.  The Company shall receive the $2,000,000 pursuant to the Merger Debentures according to the following schedule: (i) $1,000,000 on or before October 14, 2019, (ii) $500,000 upon the filing of the proxy statement for the Company stockholder approval of the Merger, and (iii) $500,000 within two business days of Company stockholder approval of the Merger.  The terms of the Merger Debentures are the same as the New Debentures.  The Merger Debentures are intended to assist the Company in financing its business through the closing of the Merger.

The $1,000,000 scheduled payment on or before October 14, 2019 was subsequently received less certain legal costs and escrow fees in the amount of $966,000.

Interest on the Merger Debentures is payable quarterly in arrears, at the option of the holder, in the form of shares of common stock, to be issued at a price of the lower of $3.00 per share and the 10-day trailing VWAP for the period immediately prior to the due date of the interest payment, or in kind.  The Merger Debentures are convertible at any time by the holders into shares of common stock at a price of $3.00 per share, and the Company can require conversion into shares of common stock at a price of $3.00 per share if the common stock trades at or above $10.00 per share for ten consecutive trading days.

The Merger Warrants are exercisable into shares of common stock at any time from and after the issue date at an exercise price of $3.00 per share of common stock, in the case of the Series A Merger Warrants, or $6.00 per share of common stock, in the case of the Series B Merger Warrants.  The Merger Warrants will terminate five years after they become exercisable.  The Merger Warrants contain provisions providing for the adjustment of the purchase price and number of shares into which the securities are exercisable.  The terms of the Merger Warrants are the same as the New Warrants.  The New Placement Agent Warrants have the same terms as the Merger Warrants with an exercise price of $3.00 per share.

In connection with entering into the New Purchase Agreements, the Company also entered into a Registration Rights Agreement with the investors whereby the Company agreed to register the shares of common stock underlying the New Debentures, the New Debenture Warrants, the New Purchase Agent Warrants, the Merger Debentures and the Merger Warrants.

The Company has also loaned $350,000 of the proceeds from the Merger Debentures to AFE to assist AFE in financing its business through the closing of the Merger.  The loan is subject to interest at the rate of 11% per annum payable in full on the repayment date in conjunction with the repayment of the principal amount.  The repayment date is the earlier of five days after completion of the Merger transaction or the later of March 31, 2020 or three months following the vote of the shareholders on the Merger.

On October 24, 2019 we entered into a loan agreement with AFE whereby we loaned a portion of the $2.0 million proceeds received under the New Purchase Agreements.  Under the loan agreement, we loaned $350,000 to AFE, which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger.  If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the Merger.  The loan accrues interest at 11% per annum and is also due in full upon repayment, subject to an increased default interest in certain limited circumstances.

Other Subsequent Events

On October 17, 2019, we received a notification letter from the Staff indicating that, as a result of our delay in filing the Annual Report on Form 10-K for the year ending June 30, 2019, we are not in compliance with the timely filing requirements for continued listing under Nasdaq Listing Rule 5250(c)(1). The notification letter stated that under Nasdaq rules, we had until December 16, 2019 to submit a plan to regain compliance with Nasdaq’s continued listing requirements.  We regained compliance with this continued listing requirement by filing this Annual Report with the SEC.

On November 13, 2019, we received a notification from the Staff that we did not meet the terms of the previously granted extension and as a result, the Staff determined that the Company’s securities would be subject to delisting unless we timely request a hearing before the Nasdaq Hearings Panel.   As noted above, the Company was given until December 16, 2019 to submit a plan of compliance for consideration by the Staff, however, pursuant to Nasdaq Listing Rule 5810(c)(2)(A), the Staff informed us that it can longer consider our plan, and as a result, the failure to file the Form 10-K serves as an additional and separate basis for delisting.

On November 21, 2019, we received an additional delinquency notification from the Listing Qualifications Staff of The Nasdaq Stock Market LLC due to the continued noncompliance with Nasdaq Listing Rule 5250(c)(1) as a result of the failure to timely file the Quarterly Report on Form 10-Q for the quarter ended September 30, 2019. We have requested a hearing before the Nasdaq Hearings Panel. The hearing request automatically stayed any suspension/delisting action through December 5, 2019. On December 13, 2019, we received notification from the Panel that it had determined to extend the stay of suspension through the completion of the hearings process, which will take place on December 19, 2019. At the hearing, the Company will request the stay be extended through the closing of the previously announced Merger with AFE. However, there can be no assurance that the Panel will grant a further extension to enable the Company to demonstrate compliance that it has regained compliance with all applicable requirements.

Note 16 — Subsequent Events

The Proposed Merger with AFE

On October 10, 2019, we, SES Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of us (“Merger Subsidiary”), and AFE, entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which, among other things, Merger Subsidiary will, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, merge with and into AFE (the “Merger”), the separate corporate existence of Merger Subsidiary shall cease and AFE shall be the successor or surviving corporation of the Merger and a wholly owned subsidiary of us.  The Merger is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.  Upon the consummation of the Merger, it is contemplated that we will also change our name.

Upon consummation of the Merger, and subject to the terms and conditions of the Merger Agreement, holders of AFE ordinary shares will receive, in exchange for such ordinary shares, 3,875,000 shares of our common stock.  All outstanding stock options and restricted stock will remain outstanding post-Merger on the same terms and conditions as currently applicable to such awards, provided that outstanding awards for departing directors shall be amended to extend exercisability for the term of the award.

The respective boards of directors of the Company, Merger Subsidiary and AFE have determined that the Merger Agreement and the transactions contemplated by the Merger Agreement are fair to, advisable and in the best interests of their respective stockholders and have approved the Merger and the Merger Agreement.  The transactions contemplated by the Merger Agreement are subject to the approval of the Company’s and AFE’s respective shareholders at shareholders’ meetings to be called and held by the Company and AFE, respectively, and other closing conditions, including, among other things, the filing and effectiveness of a registration statement on Form S-4 with the Securities and Exchange Commission (the “SEC”), and the consummation of the transactions contemplated by the Share Exchange Agreements and the Purchase Agreements.

The Merger Agreement contains representations and warranties by the Company and Merger Subsidiary, on the one hand, and by AFE, on the other hand, made solely for the benefit of the other.  The assertions embodied in those representations and warranties are qualified by information in confidential disclosure schedules that the parties have exchanged in connection with signing the Merger Agreement.  The disclosure schedules contain information that modifies, qualifies and creates exceptions to the representations and warranties set forth in the Merger Agreement.  Moreover, certain representations and warranties in the Merger Agreement were made as of a specified date, may be subject to a contractual standard of materiality different from what might be viewed as material to shareholders, or may have been used for the purpose of allocating risk between the Company and Merger Subsidiary, on the one hand, and AFE, on the other hand.  Accordingly, the representations and warranties and other disclosures in the Merger Agreement should not be relied on by any persons as characterizations of the actual state of facts about the Company, Merger Subsidiary or AFE at the time they were made or otherwise.

The Merger Agreement contains certain termination rights for both the Company and AFE, including, among other things, if the Merger is not consummated on or before April 15, 2020.

In connection with the entry into the Merger Agreement, the Company entered into Share Exchange Agreements (each, a “Share Exchange Agreement”) with certain of the shareholders of Batchfire Resources Pty Ltd (“BFR”), whereby such shareholders will exchange their shares of BFR for shares of the Common Stock at a ratio of 10 BFR shares for one share of Common Stock.  As a result of these exchanges, the Company would own 25% of the outstanding shares of BFR.  The closing of the exchange is subject to certain conditions specified in the Share Exchange Agreements, including, without limitation, the consummation of the transactions contemplated by the Merger Agreement.  In addition, the Company is making an offer to the remaining shareholders of BFR such that the Company would acquire 100% of the shares if the offers are all accepted.

In connection with the entry into the Merger Agreement, the Company entered into a securities purchase and exchange agreements (each, a “New Purchase Agreements”) with each of the existing holders of the Debentures, whereby each of the holders agreed to exchange their Debentures and Debenture Warrants for new debentures (the “New Debentures”) and warrants (the “New Warrants”), and certain of the holders agreed to provide $2,000,000 of additional debt financing (the “Interim Financing”).

As compensation for its services, the Company paid to the Placement Agent: (i) a cash fee of $140,000 (representing an aggregate fee equal to 7% of the face amount of the Merger Debentures, as defined below); and (ii) a warrant to purchase 100,000 shares of Common Stock (the “New Placement Agent Warrant”).  We have also agreed to reimburse certain expenses of the Placement Agent.

The New Warrants and the New Placement Agent Warrants are exercisable into shares of common stock at any time from and after the closing date at an exercise price of $6.00 per common share (subject to adjustment).  The New Warrants and the New Placement Agent Warrants will terminate five years after they become exercisable. The New Warrants and the New Placement Agent Warrant contain provisions providing for the adjustment of the purchase price and number of shares into which the securities are exercisable.

The New Debentures and the New Warrants have substantially similar terms to the Debentures and Debenture Warrants, including as to maturity and security, except that the New Debentures, among other differences, (i) provide for the payment to certain holders, at their election, of interest payments in shares of the Common Stock or in kind, and (ii) provide for certain optional conversion features. The New Warrant changes the exercise price of the Warrant to $6.00 per share and make certain other modifications to the Debenture Warrants. The New Debentures and New Warrants will be issued at the closing of the transactions contemplated by the Merger Agreement.

Pursuant to the New Purchase Agreements, each Debenture holder (i) waived the events of default resulting from the failure by the Company to timely file its Annual Reports on Form 10-K for the fiscal year ended June 30, 2018, this Annual Report and for the Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2019, (ii) waived the event of default resulting from the failure by the Company to make interest payments due on July 1, 2019, October 1, 2019 and January 31, 2020, and (iii) consented to the consummation of the Merger and the issuance of the Merger Debentures and the Merger Warrants (each as defined below), notwithstanding any limitations in the Debentures to the contrary.

As mentioned above, pursuant to the New Purchase Agreements, the Company also issued $2,000,000 of 11% senior secured debentures (the “Merger Debentures”) to certain accredited investors, along with warrants to purchase $4,000,000 of shares of Common Stock, half of which were Series A Common Stock Purchase Warrants (the “Series A Merger Warrants”) and half of which were Series B Common Stock Purchase Warrants (the “Series B Merger Warrants” and, together with the Series A Merger Warrants, the “Merger Warrants”), as part of the Interim Financing.  The Company shall receive the $2,000,000 pursuant to the Merger Debentures according to the following schedule: (i) $1,000,000 on or before October 14, 2019, (ii) $500,000 upon the filing of the proxy statement for the Company stockholder approval of the Merger, and (iii) $500,000 within two business days of Company stockholder approval of the Merger.  The terms of the Merger Debentures are the same as the New Debentures.  The Merger Debentures are intended to assist the Company in financing its business through the closing of the Merger.

The $1,000,000 scheduled payment on or before October 14, 2019 was subsequently received less certain legal costs and escrow fees in the amount of $966,000.

Interest on the Merger Debentures is payable quarterly in arrears, at the option of the holder, in the form of shares of Common Stock, to be issued at a price of the lower of $3.00 per share and the 10-day trailing VWAP for the period immediately prior to the due date of the interest payment, or in kind.  The Merger Debentures are convertible at any time by the holders into shares of Common Stock at a price of $3.00 per share, and the Company can require conversion into shares of Common Stock at a price of $3.00 per share if the Common Stock trades at or above $10.00 per share for ten consecutive trading days.

The Merger Warrants are exercisable into shares of common stock at any time from and after the issue date at an exercise price of $3.00 per share of common stock, in the case of the Series A Merger Warrants, or $6.00 per share of common stock, in the case of the Series B Merger Warrants.  The Merger Warrants will terminate five years after they become exercisable.  The Merger Warrants contain provisions providing for the adjustment of the purchase price and number of shares into which the securities are exercisable.  The terms of the Merger Warrants are the same as the New Warrants.  The New Placement Agent Warrant has the same terms as the Merger Warrant with an exercise price of $3.00 per share.

In connection with entering into the New Purchase Agreements, the Company also entered into a Registration Rights Agreement with the investors whereby the Company agreed to register the shares of Common Stock underlying the New Debentures, the New Warrants, the Merger Debentures and the Merger Warrants.

The Company has also loaned $350,000 of the proceeds from the Merger Debentures to AFE to assist AFE in financing its business through the closing of the Merger.  The loan is subject to interest at the rate of 11% per annum payable in full on the repayment date in conjunction with the repayment of the principal amount.  The repayment date is the earlier of five days after completion of the Merger transaction or the later of March 31, 2020 or three months following the vote of the shareholders on the Merger.

On October 24, 2019 we entered into a loan agreement with AFE whereby we loaned a portion of the $2.0 million proceeds received under the New Purchase Agreements.  Under the loan agreement, we loaned $350,000 to AFE, which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger.  If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the merger transactions.  The loan accrues interest at 11% per annum and is also due in full upon repayment, subject to an increased default interest in certain limited circumstances.

Other Subsequent Events

On July 22, 2019, we enacted a 1 for 8 reverse stock split as approved at the Annual Meeting of Stockholders held in June 2019.  All share and per share amounts in the consolidated financial statements have been retroactively restated to reflect the reverse stock split.

On July 1, 2019, we submitted a plan of compliance to Nasdaq addressing how it intended to regain compliance with Nasdaq Listing Rule 5550(b) within 180 days of the notification or November 12, 2019.  The plan of compliance we submitted was accepted by NASDAQ on July 29, 2019.

On July 31, 2019, we and AFE entered into an Amendment to Technology Purchase Option Agreement pursuant to which AFE has an amended exclusive option through August 31, 2019, previously July 31, 2019 per the Technology Purchase Option Agreement.  All terms of the Technology Purchase Option Agreement remain binding with the exception of the option period being extended to August 31, 2019.

On August 6, 2019, we received notice from The Nasdaq Stock Market that we regained compliance with the minimum $1.00 per share bid price requirement.  As required under Nasdaq’s Listing Rules, in order to regain compliance, the Company was required to evidence a closing bid price of $1.00 per share or more for at least ten consecutive trading days.

On August 31, 2019, the Technology Purchase Option Agreement between us and AFE dated April 4, 2019, as amended effective July 31, 2019, terminated pursuant to the terms of the agreement.  No penalties or payments were due as a result of the termination of the agreement.

On September 15, 2019, AFE repurchased all of the shares in CRR in exchange for AFE shares.  The CCR shareholders received one share of AFE for every ten shares of CRR.  As a result of the transaction, CRR is a wholly-owned subsidiary of AFE.

On October 17, 2019, we received a notification letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC indicating that, as a result of our delay in filing this Annual Report, we are not in compliance with the timely filing requirements for continued listing under Nasdaq Listing Rule 5250(c)(1). The notification letter stated that under Nasdaq rules, we had until December 16, 2019 to submit a plan to regain compliance with Nasdaq’s continued listing requirements.  We regained compliance with this continued listing requirement by filing this Annual Report with the SEC.

On November 13, 2019, we received a notification from the Listing Qualifications Staff of The Nasdaq Stock Market LLC that we did not meet the terms of the previously granted extension and as a result, the Staff determined that the Company’s securities would be subject to delisting unless we timely request a hearing before the Nasdaq Hearings Panel (the “Panel”).   As noted above, the Company was given until December 16, 2019 to submit a plan of compliance for consideration by the Staff, however, pursuant to Nasdaq Listing Rule 5810(c)(2)(A), the Staff informed us that it can longer consider our plan, and as a result, the failure to file the Form 10-K serves as an additional and separate basis for delisting.

On November 21, 2019, we received an additional delinquency notification from the Listing Qualifications Staff of The Nasdaq Stock Market LLC due to the continued noncompliance with Nasdaq Listing Rule 5250(c)(1) as a result of the failure to timely file the Quarterly Report on Form 10-Q for the quarter ended September 30, 2019. We have requested a hearing before the Nasdaq Hearings Panel. The hearing request automatically stayed any suspension/delisting action through December 5, 2019. On December 13, 2019, we received notification from the Panel that it had determined to extend the stay of suspension through the completion of the hearings process, which will take place on December 19, 2019. At the hearing, SES will request the stay be extended through the closing of the previously announced Merger with AFE. However, there can be no assurance that the Panel will grant a further extension to enable SES to demonstrate compliance that it has regained compliance with all applicable requirements.